Summary of Significant Accounting Policies - Estimated Useful Lives of Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2017
Buildings [Member] | Bottom of Range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of the assets	20 years
Buildings [Member] | Top of Range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of the assets	56 years
Machinery and equipment [Member] | Bottom of Range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of the assets	3 years
Machinery and equipment [Member] | Top of Range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of the assets	11 years
Transportation equipment [Member] | Bottom of Range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of the assets	5 years
Transportation equipment [Member] | Top of Range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of the assets	7 years
Furniture and fixtures [Member] | Bottom of Range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of the assets	1 year
Furniture and fixtures [Member] | Top of Range [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of the assets	9 years
Leasehold improvement [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives of the assets	The shorter of lease terms or useful lives